Document and Entity Information	Jun. 28, 2019
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2018
Registrant Name	DELAWARE POOLED TRUST
Central Index Key	0000875352
Amendment Flag	false
Document Creation Date	Jun. 28, 2019
Document Effective Date	Jun. 28, 2019
Prospectus Date	Feb. 28, 2019
Entity Inv Company Type	N-1A
FIXED INCOME ORIENTED | Macquarie High Yield Bond Portfolio | DPT CLASS
Risk/Return:
Trading Symbol	DPHYX